Note 18 Other Intangible Assets (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other intangible assets [Line Items]
Intangible assets other than goodwill	€ 2,140	€ 1,790	€ 1,568
Computer software [member]
Other intangible assets [Line Items]
Intangible assets other than goodwill	2,105	1,764	1,535
Intangible Assets With Indefinite Useful Life
Other intangible assets [Line Items]
Intangible assets other than goodwill	8	9	8
Intangible assets with definite useful life [Member]
Other intangible assets [Line Items]
Intangible assets other than goodwill	€ 27	€ 17	€ 25